Buffalo High Yield Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 1.71%
	Communication Services - 0.89%
	Entertainment - 0.89%
24,485	Lions Gate Entertainment Corp. - Class A (a)(c)	$261,010
24,485	Lions Gate Entertainment Corp. - Class B (a)(c)	243,136
20,000	Live Nation Entertainment, Inc. (a)	1,429,400
	Total Communication Services (Cost $1,191,820)	1,933,546

	Energy - 0.53%
	Oil, Gas & Consumable Fuels - 0.53%
90,000	Energy Transfer Equity, L.P.	1,154,700

	Total Energy (Cost $1,169,357)	1,154,700

	Industrials - 0.29%
	Machinery - 0.29%
19,000	The Greenbrier Companies, Inc.	616,170

	Total Industrials (Cost $673,855)	616,170

	TOTAL COMMON STOCKS (Cost $3,035,032)	3,704,416

	PREFERRED STOCKS - 1.11%
	Financials - 1.11%
	Diversified Financial Services - 1.11%
93,110	Compass Diversified Holdings (a)	2,387,340

	Total Financials (Cost $2,311,483)	2,387,340

	TOTAL PREFERRED STOCKS (Cost $2,311,483)	2,387,340

	CONVERTIBLE BONDS - 17.60%
	Communication Services - 0.82%
	Entertainment - 0.14%
	Live Nation Entertainment, Inc.
250,000	2.500%, 03/15/2023	305,475
	Interactive Media & Services - 0.68%
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,462,500
	Total Communication Services (Cost $1,694,807)	1,767,975

	Consumer Staples - 1.02%
	Food & Staples Retailing - 1.02%
	The Chefs' Warehouse Inc.
2,000,000	1.875%, 12/01/2024 (b)	2,210,614
	Total Consumer Staples (Cost $2,000,000)	2,210,614

	Energy - 0.19%
	Oil, Gas & Consumable Fuels - 0.19%
	Whiting Petroleum Corp.
427,000	1.250%, 04/01/2020	418,925
	Total Energy (Cost $419,462)	418,925

	Financials - 1.90%
	Consumer Finance - 1.90%
	PRA Group, Inc.
2,000,000	3.000%, 08/01/2020	2,002,600
2,000,000	3.500%, 06/01/2023	2,093,458
	Total Financials (Cost $4,027,460)	4,096,058

	Health Care - 3.95%
	Biotechnology - 3.52%
	Flexion Therapeutics, Inc.
2,000,000	3.375%, 05/01/2024	2,143,828
	Ligand Pharmaceuticals, Inc.
2,000,000	0.750%, 05/15/2023	1,731,079
	The Medicines Co.
300,000	2.500%, 01/15/2022	759,595
1,700,000	2.750%, 07/15/2023	2,970,012
		7,604,514
	Pharmaceuticals - 0.43%
	Dermira, Inc.
1,000,000	3.000%, 05/15/2022	924,597
	Total Health Care (Cost $6,469,350)	8,529,111

	Industrials - 2.25%
	Air Freight & Logistics - 1.13%
	Air Transport Services Group, Inc.
2,500,000	1.125%, 10/15/2024	2,441,911
	Construction & Engineering - 0.67%
	Tutor Perini Corporation
1,500,000	2.875%, 06/15/2021	1,432,334
	Machinery - 0.45%
	The Greenbrier Companies, Inc.
1,000,000	2.875%, 02/01/2024	972,821
	Total Industrials (Cost $4,922,231)	4,847,066

	Information Technology - 7.47%
	Communications Equipment - 0.88%
	Lumentum Holdings, Inc.
1,750,000	0.500%, 12/15/2026 (b)	1,903,125
	IT Services - 1.48%
	Cardtronics Inc.
3,000,000	1.000%, 12/01/2020 (c)	3,204,533
	j2 Global, Inc.
2,250,000	1.750%, 11/01/2026 (b)	2,293,853
		5,498,386
	Software - 5.11%
	8x8, Inc.
2,000,000	0.500%, 02/01/2024 (b)	2,001,194
	Guidewire Software, Inc.
2,000,000	1.250%, 03/15/2025	2,360,241
	Nuance Communications, Inc.
3,310,000	1.500%, 11/01/2035 (b)	3,505,076
	Pluralsight, Inc.
1,000,000	0.375%, 03/01/2024 (b)	870,423
		8,736,934
	Total Information Technology (Cost $15,165,886)	16,138,445

	TOTAL CONVERTIBLE BONDS (Cost $34,699,196)	38,008,194

	CORPORATE BONDS - 54.55%
	Communication Services - 7.61%
	Diversified Telecommunication Services - 2.10%
	Consolidated Communications, Inc.
5,000,000	6.500%, 10/01/2022	4,537,500
	Entertainment - 1.48%
	Lions Gate Capital Holdings LLC
250,000	5.875%, 11/01/2024 (b)	251,979
	Live Nation Entertainment, Inc.
1,000,000	4.875%, 11/01/2024 (b)	1,037,490
250,000	5.625%, 03/15/2026 (b)	266,962
250,000	4.750%, 10/15/2027 (b)	259,212
	Netflix, Inc.
250,000	5.500%, 02/15/2022	265,313
1,000,000	5.750%, 03/01/2024	1,109,165
		3,190,121
	Interactive Media & Services - 0.48%
	Match Group, Inc.
1,000,000	5.000%, 12/15/2027 (b)	1,045,347
	Media - 3.55%
	AMC Networks, Inc.
1,500,000	5.000%, 04/01/2024	1,533,750
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	1,013,812
	The E.W. Scripps Co.
250,000	5.125%, 05/15/2025 (b)	256,354
	Gray Television, Inc.
2,060,000	5.875%, 07/15/2026 (b)	2,195,136
	Nexstar Broadcasting, Inc.
500,000	5.625%, 08/01/2024 (b)	522,292
	Townsquare Media, Inc.
2,100,000	6.500%, 04/01/2023 (b)	2,137,622
		7,658,966
	Total Communication Services (Cost $16,201,760)	16,431,934

	Consumer Discretionary - 10.47%
	Auto Components - 0.47%
	Allison Transmission, Inc.
1,000,000	5.000%, 10/01/2024 (b)	1,026,240
	Commercial Services - 1.49%
	Compass Group Diversified Holdings LLC
2,000,000	8.000%, 05/01/2026 (b)	2,170,695
	The ServiceMaster Co. LLC
1,000,000	5.125%, 11/15/2024 (b)	1,039,585
		3,210,280
	Distributors - 0.94%
	LKQ Corp.
2,000,000	4.750%, 05/15/2023	2,032,600
	Hotels, Restaurants & Leisure - 2.40%
	Nathan's Famous, Inc.
1,500,000	6.625%, 11/01/2025 (b)	1,537,500
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (c)	2,051,057
	Six Flags Entertainment Corp.
1,500,000	5.500%, 04/15/2027 (b)	1,602,150
		5,190,707
	Leisure Products - 1.58%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,419,007
	Media - 0.71%
	Sirius XM Radio, Inc.
1,500,000	4.625%, 05/15/2023 (b)	1,525,628
	Specialty Retail - 1.18%
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,540,607
	Textiles, Apparel & Luxury Goods - 1.70%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,668,855
	Total Consumer Discretionary (Cost $20,315,742)	22,613,924

	Consumer Staples - 4.34%
	Food Products - 4.34%
	Performance Food Group, Inc.
3,000,000	5.500%, 10/15/2027 (b)	3,213,825
	Pilgrim's Pride Corp.
1,000,000	5.750%, 03/15/2025 (b)	1,035,715
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,013,124
3,000,000	6.000%, 02/15/2024 (b)	3,115,005
	Total Consumer Staples (Cost $8,978,306)	9,377,669

	Energy - 6.54%
	Oil, Gas & Consumable Fuels - 6.54%
	Delek Logistics Partners LP
2,000,000	6.750%, 05/15/2025	1,995,830
	Enviva Partners, LP
1,500,000	6.500%, 01/15/2026 (b)	1,609,695
	Holly Energy Partners LP
2,500,000	6.000%, 08/01/2024 (b)	2,612,475
	MPLX LP
3,500,000	6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	3,535,000
	Parsley Energy LLC
250,000	6.250%, 06/01/2024 (b)	260,729
1,000,000	5.375%, 01/15/2025 (b)	1,032,490
	Seven Generations Energy Ltd.
1,275,000	6.750%, 05/01/2023 (b)(c)	1,310,592
1,500,000	5.375%, 09/30/2025 (b)(c)	1,511,235
	Viper Energy Partners LP
250,000	5.375%, 11/01/2027 (b)	260,462
	Total Energy (Cost $13,834,264)	14,128,508

	Financials - 3.74%
	Capital Markets - 0.98%
	Donnelley Financial Solutions, Inc.
1,500,000	8.250%, 10/15/2024	1,538,122
	MSCI, Inc.
563,000	5.250%, 11/15/2024 (b)	579,589
		2,117,711
	Diversified Financial Services - 2.76%
	Cogent Communications Finance, Inc.
3,000,000	5.625%, 04/15/2021 (b)	3,033,750
	Cott Holdings, Inc.
1,250,000	5.500%, 04/01/2025 (b)	1,308,856
	Everi Payments, Inc.
1,500,000	7.500%, 12/15/2025 (b)	1,609,373
		5,951,979
	Total Financials (Cost $7,778,750)	8,069,690

	Health Care - 5.46%
	Health Care Equipment & Supplies - 0.48%
	Catalent Pharma Solutions, Inc.
1,000,000	4.875%, 01/15/2026 (b)	1,037,847
	Health Care Providers & Services - 0.24%
	Centene Corp.
500,000	6.125%, 02/15/2024	519,375
	Pharmaceuticals - 4.74%
	Bausch Health Americas, Inc.
1,000,000	9.250%, 04/01/2026 (b)(c)	1,150,450
	Bausch Health Companies Inc.
1,500,000	5.500%, 11/01/2025 (b)(c)	1,570,628
500,000	9.000%, 12/15/2025 (b)(c)	569,850
100,000	5.000%, 01/30/2028 (b)(c)	102,889
100,000	5.250%, 01/30/2030 (b)(c)	103,950
	Horizon Therapeutics USA, Inc.
1,000,000	5.500%, 08/01/2027 (b)	1,081,950
	Mylan NV
2,000,000	3.950%, 06/15/2026 (c)	2,086,764
	Teva Pharmaceutical Industries Ltd.
1,000,000	7.125%, 01/31/2025 (b)(c)	1,029,285
2,500,000	6.750%, 03/01/2028 (b)(c)	2,542,650
		10,238,416
	Total Health Care (Cost $10,916,272)	11,795,638

	Industrials - 9.60%
	Aerospace & Defense - 0.74%
	TransDigm, Inc.
500,000	6.250%, 03/15/2026 (b)	542,242
500,000	6.375%, 06/15/2026	531,230
	Triumph Group, Inc.
500,000	6.250%, 09/15/2024 (b)	526,668
		1,600,140
	Building Products - 0.26%
	Builders FirstSource, Inc.
500,000	6.750%, 06/01/2027 (b)	549,549
	Commercial Services & Supplies - 5.06%
	Cimpress NV
2,000,000	7.000%, 06/15/2026 (b)(c)	2,150,695
	Covanta Holding Corp.
250,000	5.875%, 03/01/2024	257,916
1,500,000	5.875%, 07/01/2025	1,586,873
	Matthews International Corp.
2,000,000	5.250%, 12/01/2025 (b)	2,005,830
	Mobile Mini, Inc.
1,000,000	5.875%, 07/01/2024	1,042,500
	Quad Graphics, Inc.
4,000,000	7.000%, 05/01/2022	3,771,248
	Stericycle, Inc.
100,000	5.375%, 07/15/2024 (b)	105,208
		10,920,270
	Construction & Engineering - 1.63%
	Great Lakes Dredge & Dock Corp.
1,500,000	8.000%, 05/15/2022	1,590,468
	Tutor Perini Corp.
2,000,000	6.875%, 05/01/2025 (b)	1,935,000
		3,525,468
	Trading Companies & Distributors - 1.91%
	Fly Leasing Ltd.
2,000,000	6.375%, 10/15/2021 (c)	2,041,250
2,000,000	5.250%, 10/15/2024 (c)	2,090,830
		4,132,080
	Total Industrials (Cost $20,348,207)	20,727,507

	Information - 1.07%
	Radio and Television Broadcasting - 1.07%
	iHeartCommunications, Inc.
2,000,000	8.375%, 05/01/2027	2,213,700
100,000	5.250%, 08/15/2027 (b)	104,815
	Total Information (Cost $2,202,040)	2,318,515

	Information Technology - 2.88%
	Electronic Equipment, Instruments & Components - 1.57%
	Anixter, Inc.
500,000	5.125%, 10/01/2021	520,425
1,000,000	6.000%, 12/01/2025	1,042,915
	Itron, Inc.
1,500,000	5.000%, 01/15/2026 (b)	1,558,646
	MTS Systems Corp.
250,000	5.750%, 08/15/2027 (b)	261,962
		3,383,948
	IT Services - 1.31%
	Cardtronics Inc / Cardtronics USA, Inc.
1,500,000	5.500%, 05/01/2025 (b)(c)	1,560,623
	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
1,200,000	6.000%, 07/15/2025 (b)	1,274,502
		2,835,125
	Total Information Technology (Cost $5,942,684)	6,219,073

	Materials - 1.21%
	Chemicals - 0.48%
	OCI NV
1,000,000	6.625%, 04/15/2023 (b)(c)	1,046,000
	Metals & Mining - 0.73%
	Commercial Metals Co.
1,000,000	5.750%, 04/15/2026	1,047,372
250,000	5.375%, 07/15/2027	263,212
	Compass Minerals International, Inc.
250,000	6.750%, 12/01/2027 (b)	266,088
		1,576,672
	Total Materials (Cost $2,511,250)	2,622,672

	Retail Trade - 0.67%
	Sporting Goods, Hobby, and Musical Instrument Stores - 0.67%
	Michaels Stores, Inc.
1,500,000	8.000%, 07/15/2027 (b)	1,435,275
	Total Retail Trade (Cost $1,426,112)	1,435,275

	Wholesale Trade - 0.96%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.49%
	HLF Financing Sarl LLC / Herbalife International, Inc.
1,000,000	7.250%, 08/15/2026 (b)	1,061,250
	Machinery, Equipment, and Supplies Merchant Wholesalers - 0.47%
	TransDigm, Inc.
1,000,000	5.500%, 11/15/2027 (b)	1,013,080
	Total Wholesale Trade (Cost $2,023,750)	2,074,330

	TOTAL CORPORATE BONDS (Cost $112,479,137)	117,814,735

	BANK LOANS - 16.12%
	Aerospace & Defense - 3.10%
4,900,000	Maxar Technologies Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	4,726,466
1,950,200	TransDigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	1,959,142
		6,685,608
	Broadcasting - 0.53%
636,842	CBS Radio, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	642,812
500,000	Nexstar Media Group, Inc. Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	503,495
		1,146,307
	Building Products - 0.16%
334,142	Builders FirstSource, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	335,871
	Capital Goods - 0.90%
1,926,043	SiteOne Landscape Supply Holding, Llc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	1,934,874
	Capital Markets - 0.45%
955,900	Blucora, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	964,264
	Diversified Consumer Services - 0.97%
2,056,412	Weight Watchers International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%)	2,064,124
31,250	Weight Watchers International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%)	31,367
		2,095,491
	Food Products - 1.86%
1,387,719	Atkins Nutritionals, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.750%)	1,403,331
589,781	Atkins Nutritionals, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.750%)	596,416
2,000,000	Bellring Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%)	2,026,260
		4,026,007
	Health Care Equipment & Services - 0.89%
1,914,286	RadNet, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.500%)	1,927,446
	Machinery - 0.44%
950,000	Welbilt, Inc. Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	954,750
	Media - 0.91%
992,513	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	997,942
977,500	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	977,500
		1,975,442
	Metals & Mining - 1.42%
3,444,829	U.S. Silica Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	3,063,434
	Oil, Gas & Consumable Fuels - 0.44%
985,000	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.750%)	950,525
	Pharmaceuticals - 1.60%
997,468	Amneal Pharmaceuticals LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	901,711
2,120,325	Bausch Health Americas, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	2,135,125
425,000	Bausch Health Americas, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	427,790
		3,464,626
	Software - 1.99%
899,278	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.250%)	885,114
2,000,000	Cerence, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.000%)	1,910,000
291,295	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	293,675
201,969	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	203,620
987,364	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	995,243
		4,287,652
	Trading Companies & Distributors - 0.46%
990,000	Foundation Building Materials Holding Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	995,881

	TOTAL BANK LOANS (Cost $35,121,697)	34,808,178

	SHORT TERM INVESTMENTS - 7.69%
	Investment Company - 7.69%
16,601,994	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.47% (d)	16,601,994
	Total Investment Company	16,601,994

	TOTAL SHORT TERM INVESTMENTS (Cost $16,601,994)	16,601,994

	Total Investments (Cost ($204,248,539) - 98.78%	213,324,857
	Other Assets in Excess of Liabilities - 1.22%	2,643,030
	TOTAL NET ASSETS - 100.00%	$215,967,887

(a)	Non Income Producing
(b)	144A Securities. The total value of these securities amounted to $72,691,472 (33.66% of net assets) at December 31, 2019.
(c)	Foreign Issued Securities. The total value of these securities amounted to $25,476,977 (11.80% of net assets) at December 31, 2019.
(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2019.
*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of this Schedule of Investments.

INVESTMENT VALUATION (Unaudited)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2019, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2019. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$3,704,416	-	-	$3,704,416
Preferred Stocks	2,387,340	-	-	2,387,340
Convertible Bonds	-	38,008,194	-	38,008,194
Corporate Bonds	-	117,814,735	-	117,814,735
Bank Loans	-	34,808,178	-	34,808,178
Short Term Investment	16,601,994	-	-	16,601,994
Total*	$22,693,750	$190,631,107	$-	$213,324,857

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2019.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of December 31, 2019. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2019.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.